Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000006618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	6.34%	7.97%	7.27%
C000006617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	3.52%	7.67%	7.27%
C000006615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		1.88%	7.50%	7.44%
C000006625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		3.14%	5.54%	5.28%
C000006627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	4.55%	5.67%	5.11%
C000006628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	7.61%	5.99%	5.12%
C000006638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[5]	9.92%	9.07%	8.03%
C000006637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[6]	6.95%	8.79%	8.04%
C000006635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		5.37%	8.60%	8.21%
Without Sales Load [Member] | C000111485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.46%	9.16%	8.45%
Without Sales Load [Member] | C000006616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.36%	9.06%	8.35%
Without Sales Load [Member] | C000006624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.09%	8.78%	8.08%
Without Sales Load [Member] | C000006623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.82%	8.51%	7.81%
Without Sales Load [Member] | C000006621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.29%	7.97%	7.27%
Without Sales Load [Member] | C000006619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.35%	9.05%	8.35%
Without Sales Load [Member] | C000006618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.27%	7.97%	7.27%
Without Sales Load [Member] | C000006617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.28%	7.97%	7.27%
Without Sales Load [Member] | C000006615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.10%	8.78%	8.08%
Without Sales Load [Member] | C000006625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		9.43%	6.80%	5.91%
Without Sales Load [Member] | C000006627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		8.55%	5.99%	5.11%
Without Sales Load [Member] | C000006628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		8.61%	5.99%	5.12%
Without Sales Load [Member] | C000006629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		9.68%	7.07%	6.17%
Without Sales Load [Member] | C000006631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		8.59%	6.00%	5.12%
Without Sales Load [Member] | C000006633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		9.18%	6.54%	5.65%
Without Sales Load [Member] | C000006634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		9.42%	6.79%	5.92%
Without Sales Load [Member] | C000006626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		9.69%	7.06%	6.18%
Without Sales Load [Member] | C000111486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.77%	7.15%	6.27%
Without Sales Load [Member] | C000070410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		12.15%	10.27%	9.22%
Without Sales Load [Member] | C000006636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		12.06%	10.17%	9.12%
Without Sales Load [Member] | C000006644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		11.76%	9.89%	8.85%
Without Sales Load [Member] | C000006643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		11.50%	9.62%	8.58%
Without Sales Load [Member] | C000006641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		10.93%	9.07%	8.03%
Without Sales Load [Member] | C000006639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		12.05%	10.17%	9.12%
Without Sales Load [Member] | C000006638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		10.92%	9.07%	8.03%
Without Sales Load [Member] | C000006637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		10.95%	9.08%	8.04%
Without Sales Load [Member] | C000006635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		11.80%	9.89%	8.85%
MSCI World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div)
Average Annual Return, Percent	[7]	22.02%	15.58%	11.79%
Standard And Poors 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[8]	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[9]	5.69%	(1.63%)	1.10%
MFS Global Total Return Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Global Total Return Blended Index
Average Annual Return, Percent	[9]	15.37%	8.56%	7.60%
Standard And Poors 500 Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Utilities Index
Average Annual Return, Percent	[8]	14.72%	10.81%	10.99%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.